REDEEMABLE NONCONTROLLING INTEREST (Details) ₽ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2018 RUB (₽)	Feb. 28, 2018 RUB (₽) shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value			₽ 14,246		₽ 13,035		₽ 9,821			$ 180.7	$ 165.3
Allocated Share-based Compensation Expense			9,855	$ 125.0	6,552		₽ 4,193
Redeemable Noncontrolling Interest, Increase from Acquisition	₽ 209				209
Exchange of noncontrolling interests					4,226
Redeemable Noncontrolling Interest Decrease Due To Purchase Of Redeemable Noncontrolling Interests			747	9.5
Purchase of redeemable noncontrolling interests			747	9.5
Dividend paid to redeemable noncontrolling interest | $				0.0		$ 0.0
Business combinations
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value					278
Business unit equity awards - Related to the options to acquire depository receipts
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value			10,565		₽ 9,203					134.0
Equity Awards Exchanged | shares		425,230
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares					4,400,000	4,400,000	4,400,000	4,400,000	4,400,000
Allocated Share-based Compensation Expense			421	$ 5.3	₽ 564		₽ 267
Additional recognized immediately upon modification due to exchange		₽ 195
Restricted Stock [Member]
REDEEMABLE NONCONTROLLING INTEREST
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period | shares		2,029,987
Senior employees
REDEEMABLE NONCONTROLLING INTEREST
Redeemable value			₽ 3,681		₽ 3,554					$ 46.7